Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Schedule of business segments
Business segment reporting

	For the year ended December 31, 2018
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,980	3,267	2,087	1,504	822	—	10,660
Total inter-segment revenue	164	511	—	99	39	(813)	—
Total segment revenue	3,144	3,778	2,087	1,603	861	(813)	10,660
Gross profit	849	606	265	233	142	(1)	2,094
Expenses and other income	(289)	(293)	(404)	(65)	(59)	(130)	(1,240)
Earnings before interest and tax (“EBIT”) from continuing operations	560	313	(139)	168	83	(131)	854
Financial income							46
Financial expenses							(865)
Profit (loss) from continuing operations before income tax							35
Income tax (expense) benefit							(40)
Profit (loss) from continuing operations							(5)

Earnings before interest and tax (“EBIT”) from continuing operations	560	313	(139)	168	83	(131)	854
Depreciation and amortization from continuing operations	83	204	253	63	52	—	655
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	643	517	114	231	135	(131)	1,509

	For the year ended December 31, 2018
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	643	517	114	231	135	(131)	1,509
Included in EBITDA:
Asset impairment charges, net of reversals	—	7	229	—	4	—	240
(Gain) loss on sale or disposal of businesses and non-current assets	—	23	—	—	(31)	—	(8)
Non-cash pension expense	—	—	—	—	—	56	56
Operational process engineering-related consultancy costs	—	14	—	—	—	—	14
Related party management fee	—	—	—	—	—	28	28
Restructuring costs, net of reversals	—	2	7	—	8	—	17
Unrealized (gain) loss on derivatives	14	6	—	2	—	—	22
Other	(5)	—	(1)	(3)	—	3	(6)
Adjusted EBITDA from continuing operations	652	569	349	230	116	(44)	1,872
Segment assets (excluding intercompany balances)	4,108	4,702	3,958	1,129	994	1,287	16,178
Included in segment assets are:
Additions to property, plant and equipment	82	243	130	65	40	5	565
Additions to intangible assets	1	16	2	—	—	3	22
Segment liabilities (excluding intercompany balances)	593	880	705	371	235	11,768	14,552

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,807	3,237	2,147	1,448	885	—	10,524
Total inter-segment revenue	152	492	—	114	16	(774)	—
Total segment revenue	2,959	3,729	2,147	1,562	901	(774)	10,524
Gross profit	853	721	323	276	155	(6)	2,322
Expenses and other income	(283)	(319)	(188)	(79)	(103)	(128)	(1,100)
Earnings before interest and tax (“EBIT”) from continuing operations	570	402	135	197	52	(134)	1,222
Financial income							49
Financial expenses							(750)
Profit (loss) from continuing operations before income tax							521
Income tax (expense) benefit							(81)
Profit (loss) from continuing operations							440

Earnings before interest and tax (“EBIT”) from continuing operations	570	402	135	197	52	(134)	1,222
Depreciation and amortization from continuing operations	86	205	257	59	66	1	674
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	118	(133)	1,896

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	118	(133)	1,896
Included in EBITDA:
Asset impairment charges, net of reversals	—	36	7	—	2	—	45
Non-cash pension expense, net of settlement gain	—	—	—	—	—	58	58
Operational process engineering-related consultancy costs	3	12	—	—	—	—	15
Related party management fee	—	—	—	—	—	31	31
Restructuring costs, net of reversals	5	8	4	2	4	—	23
Unrealized (gain) loss on derivatives	(4)	2	—	1	1	—	—
Other	—	12	(6)	(1)	6	(1)	10
Adjusted EBITDA from continuing operations	660	677	397	258	131	(45)	2,078
Segment assets (excluding intercompany balances)	4,122	4,743	4,430	1,163	1,147	1,077	16,682
Included in segment assets are:
Additions to property, plant and equipment	55	104	136	63	31	3	392
Additions to intangible assets	2	2	4	3	—	1	12
Segment liabilities (excluding intercompany balances)	596	881	814	386	255	12,098	15,030

	For the year ended December 31, 2016
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,790	3,254	2,223	1,467	912	—	10,646
Total inter-segment revenue	146	494	—	113	16	(769)	—
Total segment revenue	2,936	3,748	2,223	1,580	928	(769)	10,646
Gross profit	873	691	335	315	173	—	2,387
Expenses and other income	(307)	(333)	(202)	(88)	(108)	(204)	(1,242)
Earnings before interest and tax (“EBIT”) from continuing operations	566	358	133	227	65	(204)	1,145
Financial income							169
Financial expenses							(1,042)
Profit (loss) from continuing operations before income tax							272
Income tax (expense) benefit							(105)
Profit (loss) from continuing operations							167

Earnings before interest and tax (“EBIT”) from continuing operations	566	358	133	227	65	(204)	1,145
Depreciation and amortization from continuing operations	92	223	269	57	65	1	707
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	658	581	402	284	130	(203)	1,852

	For the year ended December 31, 2016
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	658	581	402	284	130	(203)	1,852
Included in EBITDA:
Asset impairment charges, net of reversals	—	28	11	—	6	—	45
Non-cash change in multi-employer pension plan withdrawal liability	—	(1)	—	(10)	—	—	(11)
Non-cash pension expense	—	—	—	—	—	124	124
Operational process engineering-related consultancy costs	—	21	—	—	—	—	21
Related party management fee	—	—	—	—	—	40	40
Restructuring costs, net of reversals	—	31	12	1	5	—	49
Unrealized (gain) loss on derivatives	(8)	(7)	—	(3)	(2)	—	(20)
Other	—	9	(4)	(2)	(1)	1	3
Adjusted EBITDA from continuing operations	650	662	421	270	138	(38)	2,103

Schedule of segments by geographic area
The Group's revenue from external customers from continuing operations and information about its segment assets (total non-current assets excluding financial instruments, non-current receivables and deferred tax assets) by geographic origin are detailed below. In presenting information on a geographic basis, revenue and assets have been reported based on the location of the business operations.

(In $ million)	United States	Remaining North American Region	Asia	Europe	South America	Other	Total
Total external revenue
For the year ended December 31, 2018
Reynolds Consumer Products	3,081	61	2	—	—	—	3,144
Pactiv Foodservice	3,396	354	27	1	—	—	3,778
Graham Packaging	1,787	105	5	136	54	—	2,087
Evergreen	1,401	35	167	—	—	—	1,603
Closures	414	82	160	113	82	10	861
Corporate / unallocated*	(793)	(19)	—	(1)	—	—	(813)
Total revenue for 2018	9,286	618	361	249	136	10	10,660
For the year ended December 31, 2017
Reynolds Consumer Products	2,865	92	2	—	—	—	2,959
Pactiv Foodservice	3,299	345	28	57	—	—	3,729
Graham Packaging	1,790	116	29	155	57	—	2,147
Evergreen	1,371	36	155	—	—	—	1,562
Closures	370	81	238	107	95	10	901
Corporate / unallocated*	(733)	(38)	(3)	—	—	—	(774)
Total revenue for 2017	8,962	632	449	319	152	10	10,524
For the year ended December 31, 2016
Reynolds Consumer Products	2,844	90	2	—	—	—	2,936
Pactiv Foodservice	3,287	321	30	110	—	—	3,748
Graham Packaging	1,838	123	44	161	57	—	2,223
Evergreen	1,393	39	148	—	—	—	1,580
Closures	373	84	241	112	107	11	928
Corporate / unallocated*	(729)	(37)	(3)	—	—	—	(769)
Total revenue for 2016	9,006	620	462	383	164	11	10,646
Non-current assets
As of December 31, 2018	11,664	266	176	159	57	23	12,345
As of December 31, 2017	11,861	279	179	213	79	74	12,685

* Corporate/unallocated includes eliminations of transactions between segments.

Summary of net sales by major product line
Supplemental information on net sales by major product line for continuing operations is set forth below:

	For the year ended December 31,
(In $ million)	2018	2017	2016
Reynolds Consumer Products
Waste and storage products	1,227	1,157	1,166
Cooking products	1,160	1,071	1,060
Tableware	757	731	710
Pactiv Foodservice
Foodservice Packaging	3,778	3,729	3,748
Graham Packaging
Food and beverage plastic containers	1,443	1,487	1,541
All other plastic containers	644	660	682
Evergreen
Carton packaging	799	774	809
Liquid packaging board	438	453	414
Paper products	366	335	357
Closures
Caps and closures	861	901	928
Corporate / unallocated*
Inter-segment eliminations	(813)	(774)	(769)
Total Revenue	10,660	10,524	10,646

* Corporate/unallocated includes eliminations of transactions between segments.